11 Greenway Plaza, Suite 1000
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invesco.com
July 16, 2021
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
Re: AIM Counselor Series Trust (Invesco Counselor Series Trust)
CIK 0001112996
1933 Act Registration No. 333-36074
1940 Act Registration No. 811-09913
Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933 (“1933 Act”), the undersigned certifies on behalf of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Fund”) that the Prospectus and Statement of Additional Information relating to the Class A, Class C, Class R, Class R5, Class R6, Class Y and Investor Class shares of:
Invesco Income Advantage U.S. Fund
that would have been filed under Rule 497(c) under the 1933 Act do not differ from the documents in Post-Effective Amendment No. 152 to the Fund’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on July 14, 2021.
Please send copies of all correspondence with respect to the Amendment to the undersigned, or contact me at (212) 323-0310 or Taylor.Edwards@invesco.com.
Very truly yours,
/s/ Taylor V. Edwards
Taylor V. Edwards Associate General Counsel